COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 9 — COMMITMENTS AND CONTINGENCIES

(a)  Operating Leases

The Company lease executive offices under an operating lease with lease term which expires on September 15, 2012. The following is a schedule of the future minimum lease payments required under the operating lease that has an initial non-cancelable lease term in excess of one year:

Fiscal year ending December 31,	Minimum Lease Commitments
2012	13,080

Rent expense for office space amounted to $19,404 and $17,743 for the years ended December 31, 2011 and 2010, respectively.

(b) Employment Agreements

On September 2, 2009, we entered into two employment agreements with the Chief Executive Officer and Chief Operating Officer. The employment agreements contain severance provision and indemnification clauses. The indemnification agreement provides for the indemnification and defense of the executive officers, in the event of litigation, to the fullest extent permitted by law. We also adopted the form of indemnification agreement for use with all other executive officers, employees and directors.

As part of the agreements, the executives shall be entitled to the following:

	Chief Executive Officer	Chief Operating Officer
Terminated without cause	$1062,000	$460,500
Terminated, change of control without good reason	1,527,000	—
Terminated for cause, death, disability and by executive without good reason	330,000	289,000